Average Annual Total Returns - Western Asset Variable Global High Yield Bond Portfolio	May 01, 2021
Bloomberg Barclays Global High Yield Index (Hedged) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	5.73%
5 Years	7.88%
10 Years	6.95%
Class I
Average Annual Return:
1 Year	7.32%
5 Years	8.18%
10 Years	5.82%
Class II
Average Annual Return:
1 Year	7.12%
5 Years	7.92%
10 Years	5.56%